Intangible Assets - Schedule of Intangible Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 1,041	$ 917
Accumulated Amortization	586	517
Development in Progress	59	56
Total	514	456
Computer Applications Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	1,034	912
Accumulated Amortization	581	512
Development in Progress	59	56
Total	512	456
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	7	5
Accumulated Amortization	5	5
Development in Progress	0	0
Total	$ 2	$ 0